SHARE CAPITAL (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share Capital [Abstract]
Common stock, shares issued	111,202,690	111,202,690
Common stock, shares outstanding	111,202,690	111,202,690